
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/98


Institutional Investment Manager:

J.P. MORGAN & CO. INCORPORATED
60, WALL STREET
NEW YORK                                          NY            10015


I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION
IN THIS FORM AND ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE, AND I
UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTERNAL
PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT
ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND
COMPLETE AS PREVIOUSLY SUBMITTED.
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    JAMES C.P. BERRY               VICE PRESIDENT               (212)648-3380


Signature, Place and Date of Signing:

/s/ JAMES C.P. BERRY               NY                           NY    10/17/98




Other Managers on Whose Behalf this Report is Filed:

11 CLAY KENAN KRIK
08 GEORGE B. SNELL
07 HOUGHTON FREEMAN
05 J. P. MORGAN FLORIDA FEDERAL SAVINGS BANK
02 J. P. MORGAN INVESTMENT MANAGEMENT INC.                      028-01482
06 J. P. MORGAN VENTURES CORPORATION                            028-05204
12 JAMES G. KENAN III
03 MARY L.F. WILEY                                              028-01820
01 MORGAN GUARANTY TRUST CO. OF NEW YORK                        028-00707
15 OWEN KENAN, ELIZABETH HOWELL, THOMAS KENAN
13 PAULINE H. VAN DYKE
09 ROBERT J. MURTAGH
10 SARAH KENAN KENNEDY
04 THOMAS S. KENAN III                                          028-01818
14 WILLIAM D. VAN DYKE






                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

POLYMER GROUP, INC.            COMMON           731745105      197    25000 SH       DEFINED 01                0        0    25000
POLYMER GROUP, INC.            COMMON           731745105     6306   800738 SH       DEFINED 02           795838        0     4900
REPORT SUMMARY                  2 DATA RECORDS                6503           15 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED